SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of short-term investment

	September 30,	March 31,
	2024	2024
	(Unaudited)
Beginning balance	$2,103,762	$1,461,807
Add: purchase additional wealth management financial products	—	2,096,934
Less: proceeds received upon maturity of short-term investment	(1,683,307)	(1,397,956)
Interest receivable	—	19,146
Foreign currency translation adjustments	16,660	(76,169)
Ending balance of short-term investment	$437,115	$2,103,762

Schedule of useful lives of property and equipment

Useful life
Office equipment	3-5 years
Electronic equipment	3 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used in creating the unaudited condensed consolidated financial statements

	September 30, 2024	March 31, 2024	September 30, 2023
Year-end spot rate	US$1= RMB 7.0176	US$1=RMB 7.2212	US$1= RMB 7.3010

Average rate	US$1= RMB 7.2026	US$1=RMB 7.1533	US$1= RMB 7.1291

Schedule of disaggregation of revenue

	For the six months ended
	September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue from auto insurance aftermarket value-added services	$28,210,396	$21,410,507
Revenue from other scenario-based customized services	5,579,468	4,253,639
Revenue from software development and information technology services	304,504	833,675
Total revenue	$34,094,368	$26,497,821

	For the six months ended
	September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue from third-party customers	$24,747,746	$22,199,058
Revenue from related party customers	9,346,622	4,298,763
Total revenues	$34,094,368	$26,497,821